SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

The Company evaluated subsequent events for the period from the Balance Sheet date through July 28, 2021, the date that the Condensed Consolidated Financial Statements were available to be issued.

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